Investments in Associates - Schedule of Financial Information of Investments in Associates (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Jan. 01, 2023 [1]	Dec. 31, 2021
Statement of profit or (loss)
Total comprehensive income	€ (377,022)	€ (484,178)		€ (583,521)
Statement of financial position
Non-current assets	118,634	122,866	[1]		€ 166,267
Current assets	1,060,861	702,721	[1]		923,471
Total assets	1,179,495	825,587	[1]		1,089,738
Equity	(105,706)	(145,697)	[1]	€ 263,348	263,348	€ 883,635
Non-current liabilities	377,338	234,775	[1]		109,613
Current liabilities	907,863	736,509	[1]		716,777
Total equity and liabilities	1,179,495	825,587	[1]		€ 1,089,738
Associates [member]
Statement of profit or (loss)
Profit / (loss) for the year from continuing operations	(59,235)	(41,873)
Total comprehensive income	(59,218)	(41,859)
Transactions and outstanding balances as of December 31
Invoicing of goods and services to associates	18,225	15,026
Trade receivables from associate	1,759	991
Contract liabilities	€ 5,936	€ 7,133

[1]	Restatement relates to adoption of amendments to IAS 1, “Presentation of Financial Statements.” Refer to Note 2 for further details.